Average Annual Total Returns - Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U S Government Securities II 1 Year	Federated Hermes Fund for U S Government Securities II 5 Years	Federated Hermes Fund for U S Government Securities II 10 Years	Bloomberg Barclays U.S. Mortgage Backed Securities Index1(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays U.S. Mortgage Backed Securities Index1(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays U.S. Mortgage Backed Securities Index1(reflects no deduction for fees, expenses or taxes) 10 Years		Bloomberg Barclays U.S. Government Bond Index2(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays U.S. Government Bond Index2(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays U.S. Government Bond Index2(reflects no deduction for fees, expenses or taxes) 10 Years		Blended Index3(reflects no deduction for fees, expenses or taxes) 1 Year		Blended Index3(reflects no deduction for fees, expenses or taxes) 5 Years		Blended Index3(reflects no deduction for fees, expenses or taxes) 10 Years
Total	5.21%	3.00%	2.66%	3.87%	[1]	3.05%	[1]	3.01%	[1]	7.94%	[2]	3.76%	[2]	3.26%	[2]	5.21%	[3]	3.29%	[3]	3.10%	[3]

[1]	The Bloomberg Barclays U.S. Mortgage Backed Securities Index is an unmanaged index comprised of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC including GNMA Graduated Payment Mortgages.
[2]	The Bloomberg Barclays U.S. Government Bond Index is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. Indexes are unmanaged and investments cannot be made in an index.
[3]	The Blended Index is a custom blended index comprised of 67% of the return of the Bloomberg Barclays U.S. Mortgage Backed Securities Index and 33% of the return of the Bloomberg Barclays U.S. Government Bond Index.